Financial Risk Management - Interest Rate Risk (Details) - Interest rate risk - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent	25.00%	100.00%
Reasonably possible decrease in risk variable percent	25.00%	100.00%
Increase by 1%, impact on earnings	R 16	R 58
Decrease by 1%, impact on earnings	R (16)	R (58)
US$ denominated borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent	1.00%	100.00%
Reasonably possible decrease in risk variable percent	1.00%	100.00%
Increase by 1%, impact on earnings	R 0	R (64)
Decrease by 1%, impact on earnings	R 0	R 64
Rand denominated borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent	25.00%	100.00%
Reasonably possible decrease in risk variable percent	25.00%	100.00%
Increase by 1%, impact on earnings	R (1)	R (13)
Decrease by 1%, impact on earnings	R 1	R 13